AQR FUNDS

Supplement dated April 17, 2014 (“Supplement”)

to the Class I and N Prospectus, dated January 29, 2014 (“Prospectus”),

of the AQR Emerging Defensive Equity Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective April 1, 2014, the Board of Trustees of AQR Funds has approved a 0.05% reduction in the Fund’s Management Fee and a 0.10% reduction in the Fund’s Expense Cap under the Fee Waiver Agreement for both Class I and Class N Shares. Accordingly, the “Fees and Expenses of the Fund” section on page 46 of the Prospectus is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.50%	0.50%
Distribution (12b-1) fee	None	0.25%
Other Expenses[1,2]	1.38%	2.55%
Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses[2]	1.93%	3.35%
Less: Fee Waivers and/or Expense Reimbursements[3]	1.08%	2.25%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.85%	1.10%
1

The Management Fee and Other Expenses have been restated to reflect current fees. Effective January 29, 2014, (i) the Fund’s maximum Management Fee was reduced from 0.60% to 0.55% and breakpoints were removed and (ii) the Fund’s shareholder services fees were reduced from 0.25% to 0.15%. Additionally, effective April 1, 2014, the Fund’s Management Fee was reduced from 0.55% to 0.50%.

2

The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee or Other Expenses.

3

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.80% for Class I Shares and 1.05% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2016. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2016, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class I Shares	$87	$409	$853	$2,088
Class N Shares	$112	$632	$1,377	$3,349

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Additionally, the first paragraph under the heading “Advisory Agreement” on page 88 of the Prospectus, in the section titled “Management of the Fund”, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Core Equity Fund	0.30%
AQR Small Cap Core Equity	0.45%
AQR International Core Equity Fund	0.40%
AQR Momentum Fund	0.25%
AQR Small Cap Momentum Fund	0.35%
AQR International Momentum Fund	0.35%
AQR Tax-Managed Momentum Fund	0.30%
AQR Tax-Managed Small Cap Momentum Fund	0.40%
AQR Tax-Managed International Momentum Fund	0.40%
AQR U.S. Defensive Equity Fund	0.25%
AQR International Defensive Equity Fund	0.35%
AQR Emerging Defensive Equity Fund	0.50%
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%

Additionally, the first paragraph under the heading “Fee Waiver Agreement” beginning on page 89 of the Prospectus, in the section titled “Management of the Fund”, and the two tables immediately following it, are hereby deleted in their entirety and replaced with the following:

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses of the Class I, Class N and Class L Shares to the extent that the annual ordinary operating expenses of the Class I Shares, Class N Shares or Class L Shares, exclusive of certain expenses, exceed the following percentages of the average daily net assets of that class (the “Fee Waiver Agreement”):

Class I Shares

Fund
AQR U.S. Defensive Equity Fund	0.49%
AQR International Defensive Equity Fund	0.65%
AQR Emerging Defensive Equity Fund	0.80%
AQR Global Equity Fund	0.90%
AQR International Equity Fund	0.95%

Class N Shares

Fund
AQR Core Equity Fund	0.79%
AQR Small Cap Core Equity	1.00%
AQR International Core Equity Fund	0.95%
AQR Momentum Fund	0.74%
AQR Small Cap Momentum Fund	0.90%
AQR International Momentum Fund	0.90%
AQR Tax-Managed Momentum Fund	0.79%
AQR Tax-Managed Small Cap Momentum Fund	0.95%
AQR Tax-Managed International Momentum Fund	0.95%
AQR U.S. Defensive Equity Fund	0.74%
AQR International Defensive Equity Fund	0.90%
AQR Emerging Defensive Equity Fund	1.05%
AQR Global Equity Fund	1.20%
AQR International Equity Fund	1.25%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated April 17, 2014 (“Supplement”)

to the Class I and N Statement of Additional Information,

dated January 29, 2014 (“SAI”),

of the AQR Emerging Defensive Equity Fund (the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective April 1, 2014, the Board of Trustees of AQR Funds has approved a 0.05% reduction in the Fund’s Management Fee and a 0.10% reduction in the Fund’s Expense Cap under the Fee Waiver Agreement for both Class I and Class N Shares. Accordingly, the first table under the heading “Investment Adviser” on page 38 of the SAI, in the section titled “Investment Advisory and Other Services”, and the paragraph immediately preceding it, are hereby deleted in their entirety and replaced with the following:

Under the Advisory Agreement, the Funds pay the Adviser a management fee on a monthly basis in an amount equal to the following amounts annually of the average daily net assets of each of the Funds:

Fund	Management Fee
AQR Core Equity Fund	0.30%
AQR Small Cap Core Equity	0.45%
AQR International Core Equity Fund	0.40%
AQR Momentum Fund	0.25%
AQR Small Cap Momentum Fund	0.35%
AQR International Momentum Fund	0.35%
AQR Tax-Managed Momentum Fund	0.30%
AQR Tax-Managed Small Cap Momentum Fund	0.40%
AQR Tax-Managed International Momentum Fund	0.40%
AQR U.S. Defensive Equity Fund[1]	0.25%
AQR International Defensive Equity Fund[2]	0.35%
AQR Emerging Defensive Equity Fund[3]	0.50%
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%
1

Prior to January 29, 2014, the advisory fee rate for the AQR U.S. Defensive Equity Fund was at the annual rate of 0.30% on the first $1 billion of net assets, 0.275% on net assets in excess of $1 billion up to $3 billion, and 0.25% on net assets in excess of $3 billion.

2

Prior to January 29, 2014, the advisory fee rate for the AQR International Defensive Equity Fund was at the annual rate of 0.40% on the first $1 billion of net assets, 0.375% on net assets in excess of $1 billion up to $3 billion, and 0.35% on net assets in excess of $3 billion.

3

For the period of January 29, 2014 through March 31, 2014, the advisory fee rate for the AQR Emerging Defensive Equity Fund was at the annual rate of 0.55% of the Fund’s average daily net assets. Prior to January 29, 2014, the advisory fee rate for the AQR Emerging Defensive Equity Fund was at the annual rate of 0.60% on the first $1 billion of net assets, 0.575% on net assets in excess of $1 billion up to $3 billion, and 0.55% on net assets in excess of $3 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE